Reporting entity	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Reporting entity [Text Block]
1.	Reporting entity

On January 1, 2017, Hudbay Minerals Inc. amalgamated under the Canada Business Corporations Act with its subsidiaries Hudson Bay Mining and Smelting Co., Limited and Hudson Bay Exploration and Development Company Limited to form Hudbay Minerals Inc. (“HMI” or the “Company”). The address of the Company's principal executive office is 25 York Street, Suite 800, Toronto, Ontario. The consolidated financial statements of the Company for the years ended December 31, 2017 and 2016 represent the financial position and the financial performance of the Company and its subsidiaries (together referred to as the “Group” or “Hudbay” and individually as “Group entities”).

Wholly owned subsidiaries as at December 31, 2017, include HudBay Marketing & Sales Inc. (“HMS”), HudBay Peru Inc., HudBay Peru S.A.C. ("Hudbay Peru"), HudBay (BVI) Inc., Hudbay Arizona Inc. and Rosemont Copper Company (“Rosemont”).

Hudbay is an integrated mining company producing copper concentrate (containing copper, gold and silver), zinc concentrate and zinc metal. With assets in North and South America, the Group is focused on the discovery, production and marketing of base and precious metals. Directly and through its subsidiaries, Hudbay owns four polymetallic mines, four ore concentrators and a zinc production facility in northern Manitoba and Saskatchewan (Canada) and Cusco (Peru) and a copper project in Arizona (United States). The Group also has equity investments in a number of junior exploration companies. The Company is governed by the Canada Business Corporations Act and its shares are listed under the symbol "HBM" on the Toronto Stock Exchange, New York Stock Exchange and Bolsa de Valores de Lima. Hudbay also has warrants listed under the symbol “HBM.WT” on the Toronto Stock Exchange and “HBM/WS” on the New York Stock Exchange.